[logo] PIONEER Investments(R)




January 4, 2011



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:  Pioneer Series Trust V (the "Trust")
     (File Nos. 333-129005 and 811-21823)
     CIK No. 0001341256

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statements of additional information relating to the offering of Class A, Class B, Class C and Class Y shares of Pioneer Global Equity Fund; and the offering of Class A, Class C and Class Y shares of Pioneer Disciplined Value Fund, Pioneer Disciplined Growth Fund and Pioneer High Income Municipal Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 11 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on December 23, 2010 (SEC Accession No. 0001341256-10-000028).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
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    Kathleen H. Alexander
    Legal Product Manager


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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